CONVERTIBLE NOTES (Details) $ / shares in Units, ¥ in Millions	1 Months Ended			12 Months Ended
	Jan. 31, 2021 USD ($) $ / shares shares	Jul. 31, 2020 CNY (¥)	Jul. 31, 2020 USD ($)	Mar. 31, 2021 shares
Total bank loans and other borrowings
Proceeds from issuance of convertible notes		¥ 127.0	$ 20,000,000
Principal amount of Convertible Notes together with the accrued interest converted | $	$ 20,389,315
Number of shares issued upon conversion of notes	18,393,610
Series B redeemable convertible preferred shares
Total bank loans and other borrowings
Principal amount of Convertible Notes together with the accrued interest converted | $	$ 20,389,315
Number of shares issued upon conversion of notes	18,393,610
Conversion price per share | $ / shares	$ 1.1085
Shares subscribed for call option under convertible notes	9,660,324			9,660,324
Price per share | $ / shares	$ 2.0703